Other reserves	12 Months Ended
Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Other reserves
Other reserves

	March 31, 2019 R’000	March 31, 2018 R’000

Opening balance	(51,614)	(4,370)
Foreign currency translation*	115,744	(60,576)
– Movement for the year – Gross	114,593	(60,339)
– Tax effect of movement	1,151	(237)
Share-based payments (notes 24 and 32.2)	19,082	14,833
– Transaction	12,140	9,000
– Excess tax benefit	6,942	5,833
Transaction with non-controlling interests**	—	(1,501)
Closing balance	83,212	(51,614)

Foreign currency translation*	157,970	42,226
Reserve on transaction with non-controlling interest**	(138,939)	(138,939)
Share-based payments	64,181	45,099
Closing balance	83,212	(51,614)

* The foreign currency translation reserve mainly results from the translation of the Group’s foreign subsidiaries for which it is considered probable that temporary differences will not reverse in the foreseeable future. Refer to note 18 for details about deferred taxes recognized for related temporary differences.

** During fiscal 2008, the Group acquired a non-controlling equity interest held by a minority shareholder in one of its subsidiaries in exchange for a share consideration. R137.9 million (2018: R137.9 million) of the reserve represents the difference between the consideration paid and the Group’s share in the net asset value of the subsidiary acquired which has been recorded in equity.
The reserve on transaction with non-controlling interests included the transfer of Edge Gestao Empresarial Ltda's
(“Edge”) share of the historical losses of MiX Telematics Servicos De Tlematria E Rastremento De Veiculos Do Brazil
Limitada (“MiX Brazil”) from distributable reserves to non-controlling interests. R0.5 million, representing a reduction of the reserve, relates to the transaction with Edge in fiscal 2015, whereby Edge increased its non-controlling interest in MiX Brazil from 0.0025% to 5.0%. R1.5 million of the non-controlling interest relates to the acquisition of Edge’s 5%
interest in MiX Brazil by MiX Investments (Proprietary) Limited (“MiX Investments”) during fiscal 2018 (note 21).